NOTE 13. INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Note 13. Income Taxes Details Narrative
Operating Loss Carryforwards	$ 23,528
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2017